Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 770,274	¥ 789,638
Loans and others	51,709	53,122
Investment in Affiliates	¥ 821,983	¥ 842,760